MORTGAGE PAYABLE (Narrative) (Details) - CAD ($)					8 Months Ended	12 Months Ended
	Jul. 09, 2021	Feb. 01, 2021	Feb. 01, 2020	Jan. 07, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
New mortgage						$ 1,054,000	$ 0
Borrowings					$ 2,437,175	3,501,554	2,442,830
Payments for debt issue costs						61,123	18,345
Interest expense						274,384	220,699
First Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage				$ 2,446,000		0	(2,446,000)
Borrowings, interest rate				8.25%
Borrowings, maturity				February 1, 2020
Borrowings					2,437,175	0	0
Payments for debt issue costs					50,755	0	0
Minimum interest-only payments						16,816
Interest expense					164,242	0	42,457
Second Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage			$ 2,446,000			(2,446,000)	2,446,000
Borrowings, interest rate			8.00%
Borrowings, maturity			February 1, 2021
Borrowings					0	0	2,442,830
Payments for debt issue costs						0	18,345
Minimum interest-only payments						16,307
Interest expense					0	35,783	178,242
Third Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage		$ 2,446,000				0	0
Borrowings, interest rate		8.00%
Borrowings, maturity		February 1, 2022
Borrowings					0	0	0
Payments for debt issue costs						18,345	0
Minimum interest-only payments						16,307
Interest expense					0	104,723	0
Fourth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage	$ 3,500,000					3,500,000	0
Borrowings, interest rate	6.50%
Borrowings, maturity	July 1, 2022
Borrowings					0	3,501,554	0
Payments for debt issue costs						42,778	0
Minimum interest-only payments						18,958
Interest expense					$ 0	133,878	$ 0
Non-discounted scheduled payments of mortgage including interest payments						$ 3,613,750